Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Non-cash assets received	$ 0	$ 0
Pruco Life Insurance Company
Non-cash assets received			$ 85